FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2005

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Troob Capital Advisors LLC
Address:  777 Westchester Avenue, Suite 203
          White Plains, New York 10604

13F File Number:  028-11214

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is
        understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Douglas Troob
Title:    Managing Member
Phone:    (914) 694-5777

Signature, Place, and Date of Signing:

/s/Douglas Troob
--------------------------------------
(Signature)

White Plains, New York
--------------------------------------
(City, State)

May 3, 2005
--------------------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

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                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 69

Form 13F Information Table Value Total: $17,484(thousands)

List of Other Included Managers:

(1)      Coast Asset Management, LP

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                                                             FORM 13F
                                       Name of Reporting Manager:        Troob Capital Advisors LLC     (SEC USE ONLY)
QTR ENDED: 3/31/05
                                       Name of Other Included Manager:  1=Coast Asset Management, LP

Item 1:                      Item 2:          Item3:   Item 4:   Item 5:           Item 6:    Item 7:           Item 8:
Name of Issuer               Title of Class   CUSIP  Fair Market Shares or         Investment Other         Voting Authority
                                                       Value    Principal Sh/ Put/ Discretion Managers
                                                      (x $1000) Amount    Prn Call                    (a) Sole (b) Shared  (c) None


Abitibi-Consolidated Inc     COM              003924107     56   12,000   SH         SOLE              12,000         -        -
BE Aerospace, Inc.           COM              073302101     79    6,603   SH         SOLE               6,603         -        -
Bowater Inc.                 COM              102183900      5       42   SH  CALL   SOLE                  42         -        -
Calpine Corp.                COM              131347106     16    5,600   SH         SOLE               5,600         -        -
Charter Communications Inc D CL A             16117M107     22   13,500   SH         SOLE              13,500         -        -
Crown Holdings Inc           COM              228368906      7       28   SH  CALL   SOLE                  28         -        -
Crown Holdings Inc           COM              228368106    188   12,070   SH         SOLE              12,070         -        -
Dynegy Inc New               COM              26816Q901      3       92   SH  CALL   SOLE                  92         -        -
General Motors Corp          COM              370442955     24       51   SH  PUT    SOLE                  51         -        -
General Motors Corp          COM              370442105    100    3,400   SH         SOLE               3,400         -        -
Georgia-Pacific Corp.        COM              373298108    156    4,400   SH         SOLE               4,400         -        -
Goodyear Tire & Rubber Co    COM              382550101     23    1,700   SH         SOLE               1,700         -        -
Grey Wolf Inc                COM              397888108     15    2,300   SH         SOLE               2,300         -        -
IShares Trust                RUSSELL 2000     464287955     16       50   SH  PUT    SOLE                  50         -        -
Longs Drug Stores Corp       COM              543162951      0       25   SH  PUT    SOLE                  25         -        -
Lyondell Chemical Co         COM              552078907     14       48   SH  CALL   SOLE                  48         -        -
Lyondell Chemical Co         COM              552078107     20      700   SH         SOLE                 700         -        -
Methanex Corp.               COM              59151K108    115    5,930   SH         SOLE               5,930         -        -
Mosaic Company               COM              61945A107     32    1,900   SH         SOLE               1,900         -        -
NationsHealth Inc            W EXP 08/24/2007 63860C118     19   13,004   SH         SOLE              13,004         -        -
Northwest Airlines Corp      CL A             667280101     62    9,200   SH         SOLE               9,200         -        -
Parker Drilling Co.          COM              701081101    106   18,350   SH         SOLE              18,350         -        -
Payless Shoesource Inc       COM              904379906     24       51   SH  CALL   SOLE                  51         -        -
Polyone Corp                 COM              73179P106     30    3,400   SH         SOLE               3,400         -        -
Primedia Inc                 COM              74157K101     35    8,014   SH         SOLE               8,014         -        -
Primewest Energy Trust       TRUST UNIT NEW   741930309    232    9,700   SH         SOLE               9,700         -        -
Provident Energy Trust       TR UNIT          74386K104    214   21,600   SH         SOLE              21,600         -        -
Reliant Energy Inc           COM              75952B105     58    5,100   SH         SOLE               5,100         -        -
Rock-Tenn Company            CL A             772739207     59    4,450   SH         SOLE               4,450         -        -
United Rentals Inc           COM              911363109    107    5,300   SH         SOLE               5,300         -        -
US Steel Corp New            COM              912909958      3       18   SH  PUT    SOLE                  18         -        -
Weyerhaeuser Co              COM              962166104    130    1,900   SH         SOLE               1,900         -        -
Abitibi-Consolidated Inc     COM              003924107    370   79,971   SH         SHARED   1          -       79,971        -
BE Aerospace, Inc.           COM              073302101  1,277  106,393   SH         SHARED   1          -      106,393        -
Bowater Inc.                 COM              102183900     37      325   SH  CALL   SHARED   1          -          325        -
Calpine Corp.                COM              131347106    129   46,000   SH         SHARED   1          -       46,000        -
Charter Communications Inc D CL A             16117M107    224  139,800   SH         SHARED   1          -      139,800        -
Comcast Corp New             CL A             20030N101    868   25,700   SH         SHARED   1          -       25,700        -
Crown Holdings Inc           COM              228368906    117      460   SH  CALL   SHARED   1          -          460        -
Crown Holdings Inc           COM              228368106  1,747  112,275   SH         SHARED   1          -      112,275        -
Dynegy Inc New               COM              26816Q901     51    1,365   SH  CALL   SHARED   1          -        1,365        -
General Motors Corp          COM              370442955    169      352   SH  PUT    SHARED   1          -          352        -
General Motors Corp          COM              370442955     35       79   SH  PUT    SHARED   1          -           79        -
General Motors Corp          COM              370442105    841   28,600   SH         SHARED   1          -       28,600        -
Georgia-Pacific Corp.        COM              373298108  1,327   37,400   SH         SHARED   1          -       37,400        -
Goodyear Tire & Rubber Co    COM              382550101    183   13,700   SH         SHARED   1          -       13,700        -
Grey Wolf Inc                COM              397888108    132   20,000   SH         SHARED   1          -       20,000        -
IShares Trust                RUSSELL 2000     464287955     96      300   SH  PUT    SHARED   1          -          300        -
Longs Drug Stores Corp       COM              543162951      4      320   SH  PUT    SHARED   1          -          320        -
Lyondell Chemical Co         COM              552078907    177      628   SH  CALL   SHARED   1          -          628        -
Lyondell Chemical Co         COM              552078107    223    8,000   SH         SHARED   1          -        8,000        -
Methanex Corp.               COM              59151K108  1,068   54,948   SH         SHARED   1          -       54,948        -
Mosaic Company               COM              61945A107    293   17,200   SH         SHARED   1          -       17,200        -
Northwest Airlines Corp      CL A             667280101    522   78,038   SH         SHARED   1          -       78,038        -
Parker Drilling Co.          COM              701081101  1,036  180,201   SH         SHARED   1          -      180,201        -
Payless Shoesource Inc       COM              904379906    215      453   SH  CALL   SHARED   1          -          453        -
Polyone Corp                 COM              73179P106    231   25,975   SH         SHARED   1          -       25,975        -
Primedia Inc                 COM              74157K101    321   73,794   SH         SHARED   1          -       73,794        -
Primewest Energy Trust       TRUST UNIT NEW   741930309    498   20,800   SH         SHARED   1          -       20,800        -
Provident Energy Trust       TR UNIT          74386K104    657   66,400   SH         SHARED   1          -       66,400        -
Reliant Energy Inc           COM              75952B105    483   42,400   SH         SHARED   1          -       42,400        -
Rock-Tenn Company            CL A             772739207    101    7,600   SH         SHARED   1          -        7,600        -
Smurfit-Stone Container Corp COM              832727101    464   30,000   SH         SHARED   1          -       30,000        -
Tenet Healthcare Corp        COM              88033G900     70      260   SH  CALL   SHARED   1          -          260        -
Tenet Healthcare Corp        COM              88033G900    215    1,592   SH  CALL   SHARED   1          -        1,592        -
United Rentals Inc           COM              911363109    707   35,000   SH         SHARED   1          -       35,000        -
US Steel Corp New            COM              912909958     23      156   SH  PUT    SHARED   1          -          156        -
Weyerhaeuser Co              COM              962166104    480    7,000   SH         SHARED   1          -        7,000        -
Young Broadcasting Inc       CL A             987434107    123   14,220   SH         SHARED   1          -       14,220        -

                                       Value Total:  17,484

                                       Entry Total:      69
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